TRADE RECEIVABLES AND OTHER RECEIVABLES - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2023
TRADE RECEIVABLES AND OTHER RECEIVABLES
Exit bonus receivable		€ 4,500
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TRADE RECEIVABLES AND OTHER RECEIVABLES
Exit bonus receivable	€ 4,700